TRANSAMERICA ADVISORS LIFE INSURANCE

COMPANY

Merrill Lynch Life Variable Annuity

Separate Account A

Supplement Dated January 17, 2014

to the

Prospectuses For

RETIREMENT POWER (Dated May 1, 2006)

RETIREMENT OPTIMIZER (Dated May 1, 2004)

TRANSAMERICA ADVISORS LIFE

INSURANCE COMPANY OF NEW YORK

ML of New York Variable Annuity

Separate Account A

Supplement Dated January 17, 2014

to the

Prospectuses For

RETIREMENT POWER (Dated May 1, 2004)

RETIREMENT OPTIMIZER (Dated May 1, 2004)

Effective on or about February 5, 2014, the following investment option will be added:

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Transamerica Series Trust – Service Class
TA Barrow Hanley Dividend Focused	Transamerica Barrow Hanley Dividend Focused VP	Transamerica Asset Management, Inc.
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.